Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions				12 Months Ended
	Jan. 29, 2016 $ / shares	Aug. 20, 2015 $ / shares	Aug. 04, 2015 $ / shares	Dec. 31, 2015 USD ($) a mi $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Jul. 01, 2015 shares
Basis Of Accounting Presentation [Line Items]
Pipeline Length | mi				15,000
Common Stock, Shares, Issued | shares							317.6
Senior Notes				$ 2,722.3
Repayments of Related Party Debt				1,087.3
Distribution to Parent				1,450.0	$ 0.0
Base Gas Purchases				0.0	0.0	$ 0.0
Amortized software costs				8.7	4.3	5.0
Unamortized software costs				59.8	18.3
Goodwill				1,975.5	1,975.5
Gain (Loss) on Sale of Assets and Asset Impairment Charges				2.4	0.0	0.0
Royalty Revenue				26.5	43.8	21.2
Gain on Conveyances				$ 52.3	$ 34.5
Acres | a				460,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares		$ 0.125		$ 0.25
Common Stock, Dividends, Per Share, Declared | $ / shares			$ 0.125	$ 0.25	$ 0.00
Dividends Payable, Date of Record			Oct. 30, 2015
Dividends Payable, Date to be Paid			Nov. 20, 2015
Allocated Tax Benefit				$ 5.8	$ 1.3	5.3
Capitalized Exploratory Well Costs that Have Been Capitalized for Period Greater than One Year				$ 0.3
Projects that have Exploratory Well Costs that have been Capitalized for Period Greater than One Year, Number of Projects				1
Millennium Pipeline
Basis Of Accounting Presentation [Line Items]
Equity Method Investment, Ownership Percentage				47.50%
Hardy Storage
Basis Of Accounting Presentation [Line Items]
Percentage of voting power held				50.00%
Pennant
Basis Of Accounting Presentation [Line Items]
Equity Method Investment, Ownership Percentage				47.50%
Equity Method Investment, Initial Ownership Percentage				5.00%
Cash Received from Buy-In				$ 12.7
Gain on Buy-In				$ 2.9
Subsequent Event
Basis Of Accounting Presentation [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.12875
Dividends Payable, Date of Record	Feb. 08, 2016
Dividends Payable, Date to be Paid	Feb. 19, 2016
Previous [Member] | Pennant
Basis Of Accounting Presentation [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Maximum | Pennant
Basis Of Accounting Presentation [Line Items]
Equity Method Investment, Ownership Percentage				33.33%
Predecessor
Basis Of Accounting Presentation [Line Items]
Distribution to Parent						123.0
Gain on Conveyances						$ 7.3
Common Stock, Dividends, Per Share, Declared | $ / shares						$ 0.00